FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of the Group's assets that were measured at fair value on a recurring basis

As of December 31, 2021 and 2022, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2022
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,140,551	—	2,861,868	5,002,419
Bonds	152,699,420	—	—	152,699,420
Stock	4,833,345	—	—	4,833,345
Long‑term available-for-sale securities	—	—	4,516,815	4,516,815
Total	159,673,316	—	7,378,683	167,051,999

	As of December 31, 2021
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	419,503	—	1,971,872	2,391,375
Stock	1,498,706	—	—	1,498,706
Derivative	—	12,906	—	12,906
Long‑term available-for-sale securities	—	—	5,842,883	5,842,883
Total	1,918,209	12,906	7,814,755	9,745,870

Schedule of movements of Level 3 fair value measurements

The movements of Level 3 fair value measurements for the years ended December 31, 2021 and 2022 are as follows:

US$
As of January 1, 2021	3,924,051
Additions during the year	1,000,000
Net unrealized gains	2,871,477
Foreign currency translation adjustment	19,227
As of December 31, 2021	7,814,755
Additions during the year	1,000,000
Net unrealized loss	(967,157)
Impairment loss	(472,605)
Foreign currency translation adjustment	3,690
As of December 31, 2022	7,378,683